Taxation	12 Months Ended
Dec. 31, 2021
Taxation

8	Taxation

	2021 £’000		2020 £’000		2019 £’000
Current tax credit
Current tax credited to the income statement		646		1,144		1,782
Taxation payable in respect of foreign subsidiary		–		(21)		–
Adjustment in respect of prior year		–		158		3
	646		1,281		1,785
Deferred tax credit
Reversal of temporary differences		–		–		–
Total tax credit		646		1,281		1,785

There was no tax charge relating to discontinued operations for 2021, 2020 and 2019.

The reasons for the difference between the actual tax charge for the year and the standard rate of corporation tax in the United Kingdom applied to losses for the year are as follows:

	2021 £’000	2020 £’000	2019 £’000
Loss before tax	(6,106)	(23,470)	(11,870)
Expected tax credit based on the standard rate of United Kingdom corporation tax at the domestic rate of 19%	(1,160)	(4,459)	(2,255)
Expenses not deductible for tax purposes	75	596	1,087
Income not taxable	(2)	(75)	–
Unrelieved tax losses and other deductions	–	–	(114)
Adjustment in respect of prior period	–	(158)	(3)
Surrender of tax losses for R&D tax refund	(280)	(491)	(1,810)
Foreign exchange differences		–	1
Deferred tax not recognised	721	3,306	1,309
Total tax credited to the income statement	(646)	(1,281)	(1,785)

The taxation credit arises on the enhanced research and development tax credits accrued for the respective periods.

An adjustment has been recognised in 2020 in respect of the prior period of £158k, this is as a result of a more detailed review of cost classification prior to the submission of tax returns to HMRC in 2020.